Prepaid Expenses and Other Receivables and Other assets - Summary of Prepaid Expenses and Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current portion:
Prepaid input value-added tax	¥ 18,317		¥ 32,083
VAT refund receivable	9,329		4,827
Rental and other deposits	9,732		9,609
Advances to suppliers	5,517		10,230
Interest receivables	842		2,467
Advances to staff	383	$ 54	489
Directors and officers liability insurance premium	224		658
Claim advance on behalf of insurer	46		53
Prepayment for share repurchase	1,016		898
Advances to a third party	33,000		10,000
Others	724		1,596
Prepaid expense and other assets before impairment	79,481		72,818
Less: Allowance for doubtful accounts	(697)		(1,000)
Total prepaid expenses and other receivables	78,784	$ 11,096	71,818
Non-current portion:
Advances to long-term assets	419		279
Total	419		279
Related Party [Member]
Current portion:
Advances to staff	¥ 734		¥ 397